Consolidated Segment Data - Schedule of Information by Segment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues(1)
Revenues		$ 36,347,373	$ 36,280,502	$ 33,965,648	[1]
Operating profit /(loss)
Operating loss		(6,721,955)	(29,302,778)	(16,826,239)
Total other income from four segments		369,248	461,926	87,616
Foreign exchange gains (losses), net:
Foreign exchange losses, net		(122,561)	(130,860)	(260,682)
Finance costs		337,601	(653,374)	(1,141,830)	[1]
Loss before income tax from continuing operations		(6,009,344)	(29,189,200)	(18,471,418)	[1]
Provision for income tax (expense) benefit		125,925	(434,320)	(132,208)
Net loss for the year from continuing operations		(5,883,419)	(29,623,520)	(18,603,626)	[1],[2]
Net profit (loss) for the year from discontinued operations – Information security segment		38,719	34,138	(62,432)
Net loss for the year		(5,844,700)	(29,589,382)	(18,666,058)	[1],[2]
Net loss attributable to the non-controlling interest		(19,465)	17,721	101,264	[1]
Net loss attributable to equity holders of the Company		(5,864,165)	(29,571,661)	(18,564,794)	[1]
Secured Logistics [Member] | Operating Loss [Member]
Operating profit /(loss)
Operating loss		798,461	(1,895,092)	(1,353,365)
Secured Logistics [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		29,410	241,813	(629,844)
Secured Logistics [Member] | Finance Costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(81,014)	(510,818)	(802,438)
Robotics AI Solutions [Member] | Operating Loss [Member]
Operating profit /(loss)
Operating loss		(550,707)	(21,773,699)	(11,227,391)
Robotics AI Solutions [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		(10,295)	55,567	37,503
Robotics AI Solutions [Member] | Finance Costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(37,555)	(14,431)	(22,695)
General Security Solutions [Member] | Operating Loss [Member]
Operating profit /(loss)
Operating loss		(93,653)	(936,390)	(178,580)
General Security Solutions [Member] | Finance Costs [Member]
Foreign exchange gains (losses), net:
Finance costs		(1,285)	(857)	(946)
Corporate and Others [Member] | Operating Loss [Member]
Operating profit /(loss)
Operating loss	[3]	(6,876,056)	(4,697,597)	(4,066,903)
Corporate and Others [Member] | Foreign Exchange Losses, Net [Member]
Foreign exchange gains (losses), net:
Foreign exchange losses, net		(13,354)	7,646	1,376
Corporate and Others [Member] | Finance Costs [Member]
Foreign exchange gains (losses), net:
Finance costs		457,456	(127,268)	(315,751)
Revenue [Member]
Revenues(1)
Revenues	[4]	36,347,373	36,280,502	33,965,648
Revenue [Member] | Secured Logistics [Member]
Revenues(1)
Revenues	[4]	32,436,289	31,892,550	30,907,623
Revenue [Member] | Robotics AI Solutions [Member]
Revenues(1)
Revenues	[4]	198,902	757,284	1,272,236
Revenue [Member] | General Security Solutions [Member]
Revenues(1)
Revenues	[4]	$ 3,712,182	$ 3,630,668	$ 1,785,789

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash stock-based compensation expense of $1,849,356, $1,101,800 and $252,095 for the years ended December 31, 2024, 2023 and 2022 was solely attributable to the Corporate and others segment, respectively.
[4]	Revenue excludes intercompany sales.